Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Apr. 01, 2023	Dec. 31, 2022		Mar. 09, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 2,005			$ 1,276			$ 451
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	510			361			258
Interest and currency fluctuation of loans	(69)			(211)			39
Severance pay, net	86			124			(84)
Share-based compensation expense	98			97			67
Decrease (Increase) in trade receivables, net	(1,590)			(1,625)			(37)
Decrease (Increase) in other accounts receivable and other long- term assets	515			(547)			243
Decrease (Increase) in inventories	453			(1,068)			(515)
Decrease (Increase) in operating lease right-of-use assets, net	304			582			491
Decrease (Increase) in operating lease liabilities	(354)			(723)			(491)
Increase (decrease) in trade payables	(274)			2,785			(292)
Increase (decrease) in employees and payroll accruals, advances deferred revenues, accrued expenses and other liabilities	145			232			(121)
Net cash provided by operating activities	1,829			1,283			9
Cash flows from investing activities:
Purchase of property and equipment	(341)			(2,427)			(379)
Acquisition of Dagesh’s assets (Appendix B)				(664)
Acquisition of Proteus and Microwave’s assets (Appendix B)	(431)
Net cash (used in) investing activities	(772)			(3,091)			(379)
Cash flows from financing activities:
Proceeds from issuance of shares, net				912			1,841
Proceeds from exercise of options	102			2			119
Proceeds from short and long-term loans	93			1,356			173
Repayment of short and long-term loans	(584)			(686)			(822)
Net cash provided by (used in) financing activities	(389)			1,584			1,311
Increase (decrease) in cash, cash equivalents and restricted cash	668			(224)			941
Cash, cash equivalents and restricted cash at the beginning of the year	1,893			2,117			1,176
Cash, cash equivalents and restricted cash at the end of the year	2,561			1,893			2,117
(a) Net cash paid during the year for:
Interest	118			58			59
(b) Non-cash activities:
Operating lease right-of-use assets	220			748			669
Operating lease liabilities	220			748			669
(c) Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	2,344			1,763			1,875
Restricted cash	217			130			242
Total cash, cash equivalents and restricted cash	2,561			1,893			$ 2,117
Intangible assets, Net			$ 760			$ 445
Goodwill		[1]		$ 219	[1]	219
Accrued expenses			329
Net cash used to pay for the Acquisition			$ 431			$ 664

[1]	Regarding intangibles acquired as part of business combination transaction during 2023, see Note 3 above.